Summarised financial information of subsidiaries with material non-controlling interests - Summarised balance sheets (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Liabilities	¥ (402,040,000)	¥ (411,380,000)
Total current net assets/(liabilities)	(313,957,000)
Noncurrent
Assets	398,141,000	449,095,000
Liabilities	¥ (74,838,000)	¥ (115,655,000)
Subsidiaries with material non-controlling interests
Summarised financial information of subsidiaries with material non controlling interests
Proportion of non-controlling interests in subsidiaries with material non-controlling interests to total non-controlling interests (as a percent)	40.00%	40.00%	40.00%
Huizhou Pengai
Current
Assets	¥ 21,781,000	¥ 33,060,000	¥ 23,004,000
Liabilities	(23,699,000)	(23,017,000)	(17,145,000)
Total current net assets/(liabilities)	(1,918,000)	10,043,000	5,859,000
Noncurrent
Assets	13,333,000	8,958,000	5,466,000
Liabilities		(9,167,000)	(3,495,000)
Total noncurrent net assets	13,333,000	(209,000)	1,971,000
Net assets/(liabilities)	11,415,000	9,834,000	7,830,000
Shanghai Pengai
Current
Assets	24,301,000	20,587,000	14,761,000
Liabilities	(80,348,000)	(56,395,000)	(50,260,000)
Total current net assets/(liabilities)	(56,047,000)	(35,808,000)	(35,499,000)
Noncurrent
Assets	40,940,000	46,180,000	41,102,000
Liabilities	(22,558,000)	(39,215,000)	(29,174,000)
Total noncurrent net assets	18,382,000	6,965,000	11,928,000
Net assets/(liabilities)	(37,665,000)	(28,843,000)	(23,571,000)
Xiuqi Pengai
Current
Assets	18,096,000	19,509,000	8,773,000
Liabilities	(42,734,000)	(46,968,000)	(32,844,000)
Total current net assets/(liabilities)	(24,638,000)	(27,459,000)	(24,071,000)
Noncurrent
Assets	30,987,000	36,573,000	30,261,000
Liabilities	(2,031,000)	(4,631,000)
Total noncurrent net assets	28,956,000	31,942,000	30,261,000
Net assets/(liabilities)	4,318,000	4,483,000	6,190,000
Haikou Pengai
Current
Assets	2,638,000	5,339,000	4,510,000
Liabilities	(25,581,000)	(25,022,000)	(22,396,000)
Total current net assets/(liabilities)	(22,943,000)	(19,683,000)	(17,886,000)
Noncurrent
Assets	6,751,000	12,256,000	15,295,000
Liabilities	(3,562,000)	(4,640,000)	(5,450,000)
Total noncurrent net assets	3,189,000	7,616,000	9,845,000
Net assets/(liabilities)	(19,754,000)	(12,067,000)	(8,041,000)
Yantai Pengai
Current
Assets	2,280,000	3,441,000	2,909,000
Liabilities	(28,907,000)	(31,624,000)	(25,394,000)
Total current net assets/(liabilities)	(26,627,000)	(28,183,000)	(22,485,000)
Noncurrent
Assets	18,899,000	29,119,000	28,832,000
Liabilities	(10,060,000)	(17,088,000)	(16,778,000)
Total noncurrent net assets	8,839,000	12,031,000	12,054,000
Net assets/(liabilities)	¥ (17,788,000)	¥ (16,152,000)	¥ (10,431,000)